SCHEDULE OF RELATED PARTY TRANSACTION (Details) - USD ($)	Nov. 30, 2023	Nov. 30, 2022
Sanae Kobayashi [Member]
Related Party Transaction [Line Items]
Loan receivables	$ 276,207	$ 602,674